Note 23 - Wilson Bank Holding Company - Parent Company Financial Information	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
(23)	Wilson Bank Holding Company -

Parent Company Financial Information

WILSON BANK HOLDING COMPANY

(Parent Company Only)

Balance Sheets

December 31, 2021 and 2020

	Dollars In Thousands
	2021		2020
ASSETS
Cash	$5,113	*	4,381	*
Investment in wholly-owned commercial bank subsidiary	410,034		376,947
Deferred income taxes	1,028		854
Refundable income taxes	362		242
Total assets	$416,537		382,424
LIABILITIES AND STOCKHOLDERS’ EQUITY
Other liabilities	$2,820		2,303
Total liabilities	2,820		2,303

Stockholders’ equity:
Common stock, par value $2.00 per share, authorized 50,000,000 shares, 11,201,504 and 10,993,404 shares issued and outstanding, respectively	22,403		21,987
Additional paid-in capital	105,177		93,034
Retained earnings	292,452		257,935
Net unrealized gains on available-for-sale securities, net of income taxes of $2,235 and $2,536, respectively	(6,315)		7,165
Total stockholders’ equity	413,717		380,121
Total liabilities and stockholders’ equity	$416,537		382,424

*	Eliminated in consolidation.

WILSON BANK HOLDING COMPANY

(Parent Company Only)

Statements of Earnings

Three Years Ended  December 31, 2021

	Dollars In Thousands
	2021		2020		2019
Income:
Dividends from commercial bank subsidiary	$4,300		5,000		2,800
Other income	—		61		—
	4,300		5,061		2,800
Expenses:
Directors’ fees	341		335		283
Other	1,575		1,264		885
	1,916		1,599		1,168
Income before Federal income tax benefits and equity in undistributed earnings of commercial bank subsidiary	2,384		3,462		1,632
Federal income tax benefits	475		471		287
	2,859		3,933		1,919
Equity in undistributed earnings of commercial bank subsidiary	46,567	*	34,559	*	34,125	*
Net earnings	$49,426		38,492		36,044

*	Eliminated in consolidation.

WILSON BANK HOLDING COMPANY

(Parent Company Only)

Statements of Cash Flows

Three Years Ended  December 31, 2021

Increase (Decrease) in Cash and Cash Equivalents

	Dollars In Thousands
	2021	2020	2019
Cash flows from operating activities:
Net earnings	$49,426	38,492	36,044
Adjustments to reconcile net earnings to net cash used in operating activities:
Equity in earnings of commercial bank subsidiary	(50,867)	(39,559)	(36,925)
Decrease (increase) in refundable income taxes	(120)	(110)	45
Increase in deferred taxes	(174)	(229)	(156)
Share based compensation expense	1,428	1,180	786
Increase in other liabilities	113	—	—
Total adjustments	(49,620)	(38,718)	(36,250)
Net cash used in operating activities	(194)	(226)	(206)
Cash flows from investing activities:
Dividends received from commercial bank subsidiary	4,300	5,000	2,800
Net cash provided by investing activities	4,300	5,000	2,800
Cash flows from financing activities:
Payments made to stock appreciation rights holders	(515)	(53)	(9)
Dividends paid	(14,909)	(13,013)	(11,725)
Proceeds from sale of stock pursuant to dividend reinvestment plan	11,188	10,056	9,134
Proceeds from exercise of stock options	862	718	775
Repurchase of stock options	—	—	(1,629)
Net cash used in financing activities	(3,374)	(2,292)	(3,454)
Net increase (decrease) in cash and cash equivalents	732	2,482	(860)
Cash and cash equivalents at beginning of year	4,381	1,899	2,759
Cash and cash equivalents at end of year	$5,113	4,381	1,899